Financial Instruments and Financial Risk Management - Summary of Provisionally Valued Outstanding Receivable And Payable Positions (Detail) lb in Thousands	12 Months Ended
	Dec. 31, 2022 USD_per_LB $ / t lb	Dec. 31, 2021 USD_per_LB lb
Receivable positions | Copper
Disclosure of fair value of settlement receivables and payables [line items]
Volume	168,000	156,000
Price | USD_per_LB	3.80	4.42
Receivable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Volume	218,000	175,000
Price | USD_per_LB	1.35	1.62
Receivable positions | Lead (pounds in millions)
Disclosure of fair value of settlement receivables and payables [line items]
Volume	17,000	53,000
Price | USD_per_LB	1.05	1.06
Receivable positions | Steelmaking coal
Disclosure of fair value of settlement receivables and payables [line items]
Volume	388
Price | $ / t	257
Payable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Volume	75,000	63,000
Price | USD_per_LB	1.35	1.62
Payable positions | Lead (pounds in millions)
Disclosure of fair value of settlement receivables and payables [line items]
Volume	18,000	10,000
Price | USD_per_LB	1.05	1.06